Discontinued Operation (Tables)	9 Months Ended
Sep. 30, 2012
Discontinued Operation [Abstract]
Composition from Discontinued Operation
The following is the composition from discontinued operation:

	Nine months ended September 30,
	2012	2011

Revenues	$4,172	$9,251

Cost of revenues	4,000	8,788

Gross profit	172	463

Selling, general, and administrative expenses	137	298
Loss on realization of shareholdings	703	-

Operating profit (loss)	(668)	165
Financial expenses ,net	3	74

Profit before provision(benefit) for income taxes	(671)	91
Provision (benefit) for income taxes	2	(6)
Net profit (loss)	$(673)	$97

Summary of Major Classes of Assets and Liabilities from Discontinued Operation
Including in the Consolidated Balance Sheets at September 30, 2012 and December 31, 2011 are the following major classes of assets and liabilities associated with discontinued operations:

	September 30	December 31
	2012	2011

Assets of discontinued operation:
Current	$-	$3,545
Noncurrent	$-	$81
Liabilities of discontinued operation:
Current	$-	$1,770
Noncurrent	$-	$141